Stockholders' Equity - Equity Incentive Plans - Summary of the Company's stock option activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options Outstanding
Outstanding at beginning of period (in shares)	185,231	723,115	1,034,074
Exercised	(12,866)	(486,296)	(191,020)
Forfeited	(244,298)	(51,588)	(119,939)
Outstanding at end of period (in shares)	2,101,760	185,231	723,115
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)	$ 1.37	$ 0.81	$ 1.00
Exercised	1.73	0.34	0.34
Forfeited	6.61	2.11	3.28
Outstanding at end of period (in USD per share)	$ 6.25	$ 1.37	$ 0.81
Granted	2,173,693	0	0